Submission	Apr. 09, 2026
Submission [Line Items]
Central Index Key	0000891478
Registrant Name	Banco Santander, S.A.
Registration File Number	333-293987
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES